Nonconvertible Loans	6 Months Ended
Jun. 30, 2025
Nonconvertible Loans [Abstract]
NONCONVERTIBLE LOANS
NOTE 9 -	NONCONVERTIBLE LOANS:

a.	In January 2024, the Group entered into a note purchase agreement (hereinafter “2024 NPA”), with OIC Growth Fund I, L.P. and affiliated funds (hereinafter “2024 Note Purchases”) for a total amount of $26.0. See note 9(e) in the 2024 annual financial statements.

Under the 2024 NPA, the Company and its subsidiaries are subject to various negative and affirmative covenants, which include, among others, the following: (i) limitations on incurrence of additional financial indebtedness and on grant of liens (subject to certain permitted incurrence of indebtedness); (ii) limitations on investments in, and formation or acquisition of, additional entities or joint ventures; (iii) limitations on the conduct of any material activities other than those related to the development, manufacture and marketing of vision and light control technologies or incidental thereto; (iv) the Company is required to maintain at all times a cash balance of at least $1.5 million; and (v) additional limitations on payments to shareholders of dividends or any indebtedness, and other imitations on change in control as specified in the 2024 NPA. In addition, the 2024 NPA contains events of default customary in such transactions, including non-payment; breach of covenants; breach of representations; bankruptcy, insolvency proceedings and creditors’ process; occurrence of a material adverse event, in each case may be subject to grace or cure periods prescribed by the 2024 NPA.

As of June 30, 2025, and the date of the issuance of these condensed consolidated financial statements, the Company meets the conditions above.

On May 4, 2025, the Company signed an amendment to the 2024 NPA according to which the maturity date of the 2024 NPA was updated to May 1, 2028. Other conditions of the NPA remain unchanged.

b.	On April 24, 2025, the Company entered into a loan agreement with an Israeli bank (the “Bank”), pursuant to which the Bank agreed to provide the Company with a credit facility in the aggregate amount of $10.0 million, consisting of (i) a short-term credit facility of $5.0 million, and (ii) a long-term loan of $5.0 million (the "2025 Loan Agreement").

The short-term credit facility bears interest at a rate of Term SOFR (monthly) plus 5% per annum. Interest on the short-term credit facility is payable at the end of the loan period, as will be determined with respect to each drawdown. The principal amounts drawn under the short-term credit facility are repayable within one to six months from the date of each drawdown, as will be determined with respect to each drawdown. The short-term credit facility will be available for re-withdrawal at an amount calculated with reference to the Group’s accounts receivables, inventory and cash balances less Short-term loan relating to factoring arrangements.

As of June 30, 2025, and the date of the issuance of these condensed consolidated financial statements, the entire amount of short-term credit facility is available for withdrawal based on the conditions above.

The long-term loan bears interest at a rate of Term SOFR (quarterly) plus 7% per annum. Interest on the long-term loan is repayable on a quarterly basis, commencing at the beginning of the calendar quarter following the drawdown date. The principal amount of the long-term loan is repayable in eight quarterly installments, commencing one year after the drawdown date. Notwithstanding, if the Company achieves certain financial conditions, the first principal payment may be deferred by an additional six months at the Company’s request. The 2025 Loan Agreement includes provisions for early repayment, subject to prepayment fees.

In connection with the 2025 Loan Agreement, the Company issued to the Bank warrants to purchase up to 85,034 ordinary shares, with an exercise price of $8.82 per share, which may be exercised until April 29, 2029. The warrants are not indexed to the Company’s own shares and therefor are liability – classified under ASC 815-40, see Note 6(a) above.

No material transaction costs were incurred in relation to this loan.

The 2025 Loan Agreement contains representations, warranties and other provisions customary for transactions of this nature, including various negative and affirmative covenants.

Key covenants include: not canceling or reducing the 2023 NPA; restrictions on early repayment of the 2024 NPA; and a certain minimum deposit in the bank at all time.

As of June 30, 2025, and the date of the issuance of these condensed consolidated financial statements, the Company meets the conditions above.

In addition, the 2025 Loan Agreement contains events of default customary in such transactions, in each case, may be subject to grace or cure periods as prescribed by the 2025 Loan Agreement.

The amounts owing under the 2025 Loan Agreement, including principal, interest and fees payable to the Bank, are secured by, among other things, a first-ranking floating charge on all of the company’s assets and first-ranking fixed charges on the Company’s goodwill, fixed assets, intellectual property, receivables from the Company’s subsidiaries, Vision Lite SAS, Gauzy USA Inc. and Gauzy GmbH, and its equity interests in these subsidiaries, and Research Frontiers Incorporated.

During the reporting period the Company drew $5.0 million of the short-term credit facility and $5.0 million of the long-term loan.

c.	As of June 30, 2025, the required annual principal payments of long-term debt, starting from July 2025, are as follows:

June 30, 2025
Year 1	$8,608
Year 2	4,794
Year 3	30,417
Year 4	129
Year 5 and thereafter	11
Total	$43,959